Equity (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureEquityLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101
Shares held in treasury	2
Dividend Distribution Proposed	1,977
Dividend payable to non-controlling shareholders	$ 849
Petrobras [Member]
DisclosureEquityLineItems [Line Items]
Dividend payable to non-controlling shareholders		$ 858
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding	7,442,454,142
Shares held in treasury	$ 222,760
Dividend Distribution Proposed	$ 1,128
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Shares outstanding	5,602,042,788
Shares held in treasury	$ 72,909